Earnings Per Share (Tables)	6 Months Ended
Jul. 31, 2025
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024

Net income for purposes of calculating basic and diluted earnings per share	38,020	34,681	74,264	69,348

Weighted average shares outstanding	85,833	85,430	85,756	85,353
Dilutive effect of employee stock options	478	556	519	557
Dilutive effect of restricted and performance share units	1,279	1,255	1,313	1,266
Weighted average common and common equivalent shares outstanding	87,590	87,241	87,588	87,176
Earnings per share
Basic	0.44	0.41	0.87	0.81
Diluted	0.43	0.40	0.85	0.80